Financial Expenses, Net (Tables)	6 Months Ended
Jun. 30, 2018
Other Income and Expenses [Abstract]
Schedule of Financial Expenses, Net

	Six months ended
	June 30,
	2018	2017
	Unaudited
Income:

Foreign currency exchange differences	$28	$184
Interest on cash equivalents and restricted deposits	83	9

	111	193
Expenses:

Extinguishment and amortization of shareholders’ convertible loans discount and beneficial conversion feature	-	19
Interest on shareholders’ convertible loans	-	125
Bank commissions and others	29	40
Foreign currency exchange differences	78	6
Interest on loans from banks and other credit balances	1	12

	(108)	(202)

Total financial income (expenses), net	$3	$(9)